Other Information - Schedule of Compensation of the Group’s Executive Management (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Executive management
Total Compensation	€ 6,365,509	€ 5,882,288	€ 8,361,163
Executive Management [Member]
Executive management
Short-term employee benefits	3,193,141	2,783,675	2,774,485
Share-based payments	2,570,489	2,507,453	4,808,094
Sub-total	5,763,630	5,291,128	7,582,579
Non-executive Board of Directors [Member]
Executive management
Short-term employee benefits	321,500	305,983	248,725
Share-based payments	280,379	285,177	529,859
Sub-total	€ 601,879	€ 591,160	€ 778,584